Inventories	12 Months Ended
Dec. 31, 2023
Inventories Disclosure [abstract]
Inventories
15. Inventories
(USD millions)	2023	2022

Raw material, consumables	963	934

Work in progress	3 502	3 673

Finished products	1 448	2 568

Total inventories	5 913	7 175

The following table shows the amount of inventory recognized as an expense in “Cost of goods sold” in the consolidated income statements from continuing operations:
(USD billions)	2023	2022	2021

Cost of goods sold	-5.8	-5.2	-5.4

The following table shows the recognized amount of inventory provision and reversals of inventory provision recorded in the consolidated income statements from continuing operations:
(USD millions)	2023	2022	2021

Inventory provisions	-467	-373	-283

Reversals of inventory provisions	111	121	97

The reversals mainly result from the release of products initially requiring additional quality control inspections and from the reassessment of inventory values manufactured prior to regulatory approval but for which approval was subsequently received.